UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  028-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Yacos
Title:     Chief Financial Officer
Phone:     203.653.5300

Signature, Place, and Date of Signing:

 /s/ Mark Yacos     Stamford, Connecticut/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $102,179 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-                          Artha Capital Singapore Pte. Ltd.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANCO SANTANDER CHILE NEW      SP ADR REP COM   05965X109    12543   165700 SH       DEFINED 1              165700
BARRICK GOLD CORP              COM              067901108    16429   363080 SH       DEFINED 1              363080
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106     3579   234700 SH       DEFINED 1              234700
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300     4197   360550 SH       DEFINED 1              360550
ISHARES TR                     FTSE CHINA25 IDX 464287184      263    10115 SH  CALL DEFINED 1               10115
LAS VEGAS SANDS CORP           COM              517834107     8978   210100 SH       DEFINED 1              210100
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    18510   359900 SH       DEFINED 1              359900
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    13159   896400 SH       DEFINED 1              896400
SPDR S&P 500 ETF TR            TR UNIT          78462F103      770     4398 SH  PUT  DEFINED 1                4398
TAM SA                         SP ADR REP PFD   87484D103    23751  1227455 SH       DEFINED 1             1227455